Call Loans and Securities Purchased under Resale Agreements (Tables)	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased Under Resale Agreements, at Carrying Values

The following table summarizes call loans and securities purchased under resale agreements, at their respective carrying values, at December 31:

	2009		2010
	(in millions of Won)

Call loans	(Won)	902,667	(Won)	766,177
Securities purchased under resale agreements		443,577		1,476,647

	(Won)	1,346,244	(Won)	2,242,824